Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of December 2012

Collection Period Start	1-Dec-12	Distribution Date	15-Jan-13
Collection Period End	31-Dec-12	30/360 Days	30
Beg. of Interest Period	17-Dec-12	Actual/360 Days	29
End of Interest Period	15-Jan-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	825,074,122.43	799,065,254.23	0.6837250
Total Securities		1,168,693,999.35	825,074,122.43	799,065,254.23	0.6837250
Class A-1 Notes	0.349850%	156,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.389000%	378,000,000.00	190,380,123.08	164,371,254.88	0.4348446
Class A-3 Notes	0.920000%	351,000,000.00	351,000,000.00	351,000,000.00	1.0000000
Class A-4 Notes	1.100000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	26,008,868.20	59,657.73	68.8065296	0.1578247
Class A-3 Notes	0.00	269,100.00	0.0000000	0.7666667
Class A-4 Notes	0.00	77,916.67	0.0000000	0.9166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	26,008,868.20	406,674.40

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,121,825.82
Monthly Interest				4,394,690.30
Total Monthly Payments				15,516,516.12

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				562,967.20
Aggregate Sales Proceeds Advance				3,459,285.54
Total Advances				4,022,252.74

Vehicle Disposition Proceeds:
Reallocation Payments				4,835,712.75
Repurchase Payments				174,737.95
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,604,855.18
Excess Wear and Tear and Excess Mileage				36,275.03
Remaining Payoffs				0.00
Net Insurance Proceeds				2,984,071.64
Residual Value Surplus				260,239.51
Total Collections				36,434,660.92

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	3,344,894.75			204
Involuntary Repossession	116,674.00			7
Voluntary Repossession	133,112.00			9
Full Termination	1,215,117.00			78
Bankruptcy	25,915.00			2
Insurance Payoff		2,955,714.65		148
Customer Payoff			100,224.69	6
Grounding Dealer Payoff			6,463,300.27	316
Dealer Purchase			1,835,947.69	84
Total	4,835,712.75	2,955,714.65	8,399,472.65	854

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of December 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	43,922	953,645,933.49	7.00000%	825,074,122.43
Total Depreciation Received		(12,241,800.21)		(10,924,301.17)
Principal Amount of Gross Losses	(169)	(3,457,012.28)		(3,011,129.18)
Repurchase / Reallocation	(12)	(195,582.33)		(174,737.95)
Early Terminations	(171)	(3,134,972.90)		(2,766,394.79)
Scheduled Terminations	(525)	(10,413,664.25)		(9,132,305.11)
Pool Balance - End of Period	43,045	924,202,901.52		799,065,254.23

Remaining Pool Balance
Lease Payment				198,046,226.45
Residual Value				601,019,027.78
Total				799,065,254.23

III. DISTRIBUTIONS

Total Collections					36,434,660.92
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					36,434,660.92

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					491,573.49
3. Reimbursement of Sales Proceeds Advance					3,207,849.67
4. Servicing Fee:
Servicing Fee Due					687,561.77
Servicing Fee Paid					687,561.77
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					4,386,984.93

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					59,657.73

Class A-2 Notes Monthly Interest Paid					59,657.73
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					269,100.00

Class A-3 Notes Monthly Interest Paid					269,100.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of December 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	77,916.67

Class A-4 Notes Monthly Interest Paid	77,916.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	406,674.40
Total Note and Certificate Monthly Interest Paid	406,674.40
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	31,641,001.59

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	26,008,868.20

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	26,008,868.20
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,632,133.39

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of December 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		17,530,409.99
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,530,409.99
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,632,133.39
Gross Reserve Account Balance		23,162,543.38
Remaining Available Collections Released to Seller		5,632,133.39
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		13.33
Monthly Prepayment Speed		61%
Lifetime Prepayment Speed		74%

	$	units
Recoveries of Defaulted and Casualty Receivables	3,315,173.79
Securitization Value of Defaulted Receivables and Casualty Receivables	3,011,129.18	169
Aggregate Defaulted and Casualty Gain (Loss)	304,044.61
Pool Balance at Beginning of Collection Period	825,074,122.43
Net Loss Ratio	0.0369%

Cumulative Net Losses for all Periods	0.0001%	1,222.33

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,220,366.42	342
61-90 Days Delinquent	1,467,750.60	82
91-120+ Days Delinquent	650,833.90	34
Total Delinquent Receivables:	8,338,950.92	458
60+ Days Delinquencies as Percentage of Receivables	0.26%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	4,560,011.75	281
Securitization Value	4,455,322.59
Aggregate Residual Gain (Loss)	104,689.16

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	45,962,523.94	2,736
Cumulative Securitization Value	46,629,846.82
Cumulative Residual Gain (Loss)	(667,322.88)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		4,163,472.32
Reimbursement of Outstanding Advance		3,207,849.67
Additional Advances for current period		3,459,285.54
Ending Balance of Residual Advance		4,414,908.19

Beginning Balance of Payment Advance		1,270,812.29
Reimbursement of Outstanding Payment Advance		491,573.49
Additional Payment Advances for current period		562,967.20
Ending Balance of Payment Advance		1,342,206.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of December 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No